PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, equipment and software, net
Less: accumulated depreciation and amortization	¥ (58,733,348)	$ (9,216,544)	¥ (20,620,844)
Property plant and equipment, net	172,980,284	27,144,382	977,102
Computer and equipment
Property, equipment and software, net
Property plant and equipment, gross	215,468,985	33,811,787	4,989,121
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, gross	1,738,419	272,796	1,720,139
Motor vehicles
Property, equipment and software, net
Property plant and equipment, gross	3,982,228	624,898	4,376,821
Software
Property, equipment and software, net
Property plant and equipment, gross	¥ 10,524,000	$ 1,651,445	¥ 10,511,865